Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 22, 2012	Jun. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	GNSZ
Entity Registrant Name	GENSPERA INC
Entity Central Index Key	0001421204
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		21,707,420
Entity Public Float			$ 33,006,967

BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 5,530,105	$ 3,671,151
Total current assets	5,530,105	3,671,151
Fixed assets, net of accumulated depreciation of $7,042 and $3,874	8,791	11,959
Prepaid fees		3,500
Intangible assets, net of accumulated amortization of $60,023 and $43,029	152,145	169,139
Total assets	5,691,041	3,855,749
Current liabilities:
Accounts payable and accrued expenses	781,660	139,169
Accrued interest - stockholder	16,927	12,517
Convertible notes payable - stockholder	105,000	105,000
Total current liabilities	903,587	256,686
Warrant derivative liabilities	1,734,127	2,314,033
Total liabilities	2,637,714	2,570,719
Commitments and contingencies
Stockholders' equity:
Preferred stock, par value $.0001 per share; 10,000,000 shares authorized, none issued and outstanding
Common stock, par value $.0001 per share; 80,000,000 shares authorized, 21,457,419 and 17,604,465 shares issued and outstanding, respectively	2,146	1,760
Common stock subscribed		611,846
Additional paid-in capital	23,214,656	15,120,792
Deficit accumulated during the development stage	(20,163,475)	(14,449,368)
Total stockholders' equity	3,053,327	1,285,030
Total liabilities and stockholders' equity	$ 5,691,041	$ 3,855,749

BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Fixed assets, accumulated depreciation	$ 7,042	$ 3,874
Intangible assets, accumulated amortization	$ 60,023	$ 43,029
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	80,000,000	80,000,000
Common stock, shares issued	21,457,419	17,604,465
Common stock, shares outstanding	21,457,419	17,604,465

STATEMENTS OF LOSSES (USD $)	12 Months Ended		97 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Operating expenses:
General and administrative expenses	$ 3,262,360	$ 2,173,247	$ 8,149,996
Research and development	3,302,163	2,243,866	11,057,570
Research and development grant received	(244,479)	(244,479)	(488,958)
Total operating expenses	6,320,044	4,172,634	18,718,608
Loss from operations	(6,320,044)	(4,172,634)	(18,718,608)
Finance cost			(518,675)
Change in fair value of derivative liability	579,906	(109,654)	(960,298)
Interest income, net	26,031	24,449	34,106
Loss before provision for income taxes	(5,714,107)	(4,257,839)	(20,163,475)
Provision for income taxes
Net loss	$ (5,714,107)	$ (4,257,839)	$ (20,163,475)
Net loss per common share, basic and diluted	$ (0.27)	$ (0.25)
Weighted average shares outstanding	20,821,555	16,909,610

STATEMENT OF STOCKHOLDERS' (DEFICIT) EQUITY (USD $)	Total	July and August 2008	February 2009	April 2009	June 2009	July 2009	September 2009	February and March 2010	May 2010	January and February 2011	April 2011	Founders	Shares issued for services	Accrued Consulting Fees	Payment of consulting and placement fees	Common Stock	Common Stock July and August 2008	Common Stock February 2009	Common Stock April 2009	Common Stock June 2009	Common Stock July 2009	Common Stock September 2009	Common Stock February and March 2010	Common Stock May 2010	Common Stock January and February 2011	Common Stock April 2011	Common Stock Founders	Common Stock Shares issued for services	Common Stock Placement fees	Common Stock Accrued Consulting Fees	Common Stock Payment of consulting and placement fees	Additional Paid-in Capital	Additional Paid-in Capital July and August 2008	Additional Paid-in Capital February 2009	Additional Paid-in Capital April 2009	Additional Paid-in Capital June 2009	Additional Paid-in Capital July 2009	Additional Paid-in Capital September 2009	Additional Paid-in Capital February and March 2010	Additional Paid-in Capital May 2010	Additional Paid-in Capital January and February 2011	Additional Paid-in Capital April 2011	Additional Paid-in Capital Founders	Additional Paid-in Capital Shares issued for services	Additional Paid-in Capital Placement fees	Additional Paid-in Capital Accrued Consulting Fees	Additional Paid-in Capital Payment of consulting and placement fees	Common Stock Subscribed	Common Stock Subscribed January and February 2011	Deficit Accumulated During the Development Stage
Beginning Balance at Nov. 20, 2003
Common stock issued (in shares)																											6,100,000
Common stock issued												$ 100															$ 610																$ (510)
Contributed services	120,000																															120,000
Net loss	(125,127)																																																	(125,127)
Ending Balance at Dec. 31, 2003	(5,027)															610																119,490																		(125,127)
Ending Balance (in shares) at Dec. 31, 2003																6,100,000
Stock based compensation	24,102																															24,102
Contributed services	192,000																															192,000
Net loss	(253,621)																																																	(253,621)
Ending Balance at Dec. 31, 2004	(42,546)															610																335,592																		(378,748)
Ending Balance (in shares) at Dec. 31, 2004																6,100,000
Stock based compensation	24,100																															24,100
Contributed services	48,000																															48,000
Net loss	(126,968)																																																	(126,968)
Ending Balance at Dec. 31, 2005	(97,414)															610																407,692																		(505,716)
Ending Balance (in shares) at Dec. 31, 2005																6,100,000
Stock based compensation	42,162																															42,162
Contributed services	144,000																															144,000
Net loss	(245,070)																																																	(245,070)
Ending Balance at Dec. 31, 2006	(156,322)															610																593,854																		(750,786)
Ending Balance (in shares) at Dec. 31, 2006																6,100,000
Exercise of options for cash (in shares)																900,000
Exercise of options for cash	2,700															90																2,610
Stock based compensation	24,082																															24,082
Common stock issued (in shares)																1,300,000												735,000
Common stock issued	650,000												367,500			130												74				649,870												367,426
Contributed services	220,000																															220,000
Net loss	(691,199)																																																	(691,199)
Ending Balance at Dec. 31, 2007	416,761															904																1,857,842																		(1,441,985)
Ending Balance (in shares) at Dec. 31, 2007																9,035,000
Exercise of options for cash (in shares)																1,000,000
Exercise of options for cash	500,000															100																499,900
Stock based compensation	313,743																															313,743
Common stock and warrants issued (in shares)																	2,320,000
Common stock and warrants issued		2,320,000															232																2,319,768
Cost of sales of common stock and warrants	(205,600)																															(205,600)
Common stock issued (in shares)																												100,000
Common stock issued													50,000															10																49,990
Contributed services	50,000																															50,000
Beneficial conversion feature of convertible debt	20,675																															20,675
Net loss	(3,326,261)																																																	(3,326,261)
Shares issued for accrued interest (in shares)																31,718
Shares issued for accrued interest	15,859															3																15,856
Ending Balance at Dec. 31, 2008	155,177															1,249																4,922,174																		(4,768,246)
Ending Balance (in shares) at Dec. 31, 2008																12,486,718
Cumulative effect of change in accounting principle	(734,617)																															(444,161)																		(290,456)
Warrants issued for extension of debt maturities	51,865																															51,865
Stock based compensation	1,530,536																															1,530,536
Common stock and warrants issued (in shares)																		466,674	33,334	1,420,895	604,449	140,002							53,334
Common stock and warrants issued			667,485	50,000	2,038,868	838,084	202,900											46	3	142	60	14							5					667,439	49,997	2,038,726	838,024	202,886							(5)
Common stock and warrants issued upon conversion of note and accrued interest (in shares)																174,165
Common stock and warrants issued upon conversion of note and accrued interest	174,165															18																174,147
Common stock issued (in shares)																												86,875
Common stock issued													104,119															10																104,109
Net loss	(5,132,827)																																																	(5,132,827)
Ending Balance at Dec. 31, 2009	(54,245)															1,547																10,135,737																		(10,191,529)
Ending Balance (in shares) at Dec. 31, 2009																15,466,446
Stock based compensation	1,165,450																															1,165,450
Common stock and warrants issued (in shares)																							533,407	1,347,500					43,632
Common stock and warrants issued								806,210	2,655,500														53	135					4										806,157	2,655,365					(4)
Common stock issued as payment for patents and license (in shares)																20,000
Common stock issued as payment for patents and license	46,800															2																46,798
Common stock and warrants subscribed	611,846																																															611,846
Salaries paid with common stock (in shares)																43,479
Salaries paid with common stock	100,000															4																99,996
Exercise of options and warrants (in shares)																150,001
Exercise of options and warrants	125,001															15																124,986
Reclassification of derivative liability upon exercise of warrants	86,307																															86,307
Net loss	(4,257,839)																																																	(4,257,839)
Ending Balance at Dec. 31, 2010	1,285,030															1,760																15,120,792																611,846		(14,449,368)
Ending Balance (in shares) at Dec. 31, 2010																17,604,465
Stock based compensation	1,290,193																															1,290,193
Common stock and warrants issued (in shares)																									2,241,605	1,363,622			61,498	33,334	152,895
Common stock and warrants issued										3,423,037	2,249,975			60,000	532,702										224	136			6	3	17										4,034,659	2,249,839			(6)	59,997	532,685		(611,846)
Cost of sales of common stock and warrants	(73,503)																															(73,503)
Net loss	(5,714,107)																																																	(5,714,107)
Ending Balance at Dec. 31, 2011	$ 3,053,327															$ 2,146																$ 23,214,656																		$ (20,163,475)
Ending Balance (in shares) at Dec. 31, 2011																21,457,419

STATEMENT OF STOCKHOLDERS' (DEFICIT) EQUITY (Parenthetical) (USD $)	12 Months Ended												1 Months Ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2008 July and August 2008	Dec. 31, 2009 February 2009	Dec. 31, 2009 April 2009	Dec. 31, 2009 June 2009	Dec. 31, 2009 July 2009	Dec. 31, 2009 September 2009	Dec. 31, 2010 February and March 2010	Dec. 31, 2010 May 2010	Dec. 31, 2011 January and February 2011	Dec. 31, 2011 April 2011	Dec. 31, 2003 Founders
Sale of common stock, per share		$ 0.5											$ 0.0001
Common stock and warrants issued, price per share			$ 1	$ 1.5	$ 1.5	$ 1.5	$ 1.5	$ 1.5	$ 1.65	$ 2	$ 1.8	$ 1.65
Common stock and warrants issued, issuance date		2007-11		2009-02	2009-04	2009-06	2009-07	2009-09		2010-05		2011-04	2003-11
Exercise of options for cash, per share	$ 0.5	$ 0.003
Common stock and warrants issued, issuance start date		2007-03	2008-07						2010-02		2011-01
Options exercise date	Mar 7, 2008
Common stock and warrants issued, issuance end date		2007-06	2008-08						2010-03		2011-02

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		97 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (5,714,107)	$ (4,257,839)	$ (20,163,475)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	20,162	19,337	67,065
Stock based compensation	1,822,895	1,265,450	5,568,689
Common stock issued for acquisition of license		28,800	28,800
Warrants issued for financing costs			467,840
Change in fair value of derivative liability	(579,906)	109,654	960,298
Contributed services			774,000
Amortization of debt discount			20,675
Changes in assets and liabilities:
Increase in accounts payable and accrued expenses	706,901	65,381	885,011
Cash used in operating activities	(3,744,055)	(2,769,217)	(11,391,097)
Cash flows from investing activities:
Acquisition of property and equipment			(15,833)
Acquisition of intangibles		(10,000)	(194,168)
Cash used in investing activities		(10,000)	(210,001)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants	5,673,012	4,073,556	16,974,705
Proceeds from exercise of warrants		125,001	125,001
Cost of common stock and warrants sold	(70,003)	(3,500)	(73,503)
Proceeds from convertible notes - stockholder			155,000
Repayments of convertible notes - stockholder			(50,000)
Cash provided by financing activities	5,603,009	4,195,057	17,131,203
Net increase in cash	1,858,954	1,415,840	5,530,105
Cash, beginning of period	3,671,151	2,255,311
Cash, end of period	5,530,105	3,671,151	5,530,105
Supplemental cash flow information:
Cash paid for interest		45
Cash paid for income taxes
Non-cash financial activities:
Derivative liability reclassified to equity upon exercise of warrants		86,307
Payment of consulting and placement fees
Non-cash financial activities:
Common stock issued	110,695
Issued for acquistion of patent
Non-cash financial activities:
Common stock issued		$ 18,000

SUMMARY OF ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF ACCOUNTING POLICIES

NOTE 1 - SUMMARY OF ACCOUNTING POLICIES

A summary of the significant accounting policies applied in the preparation of the accompanying financial statements follows.

Business and Basis of Presentation

GenSpera Inc. (“we”, “us”, “our company “, “our”, “GenSpera” or the “Company” ) was formed under the laws of the State of Delaware in 2003. We are a development stage entity, as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 915. GenSpera, Inc. is a pharmaceutical company focused on the development of targeted cancer therapeutics for the treatment of cancerous tumors, including breast, prostate, bladder and kidney cancers. Our operations are based in San Antonio, Texas.

To date, we have generated no sales revenues, have incurred significant expenses and have sustained losses. Consequently, our operations are subject to all the risks inherent in the establishment of a new business enterprise. For the period from inception on November 21, 2003 through December 31, 2011, we have accumulated losses of $20,163,475.

Liquidity

Our financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2011, we had working capital (current assets in excess of current liabilities) of $4,626,518.  Our cash flow used in operations was $3,744,055 and $2,769,217 for the years ended December 31, 2011 and 2010, respectively.  At December 31, 2011, we had cash on hand of approximately $5,530,000. Based upon current cash flow projections, management believes the Company will have sufficient capital resources to meet projected cash flow requirements through 2012.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Although these estimates are based on management's best knowledge of current events and actions the Company may undertake in the future, actual results may differ from those estimates.

Research and Development

Research and development costs include expenses incurred by the Company for research and development of therapeutic agents for the treatment of cancer and are charged to operations as incurred. Our research and development expenses consist primarily of expenditures for toxicology and other studies, manufacturing, clinical trials and compensation and consulting costs.

GenSpera incurred net research and development expenses of $3,057,684, $1,999,387 and $10,568,612 for the years ended December 31, 2011 and 2010, and from November 21, 2003 (inception) through December 31, 2011, respectively.

Cash Equivalents

For purposes of the statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity date of three months or less to be cash equivalents. We maintain our cash in bank deposit accounts which, at times, may exceed insured limits. We have not experienced any losses in our accounts.

Concentrations of Credit Risk

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and cash equivalents. The Company places its cash and temporary cash investments with credit quality institutions. At times, such investments may be in excess of applicable government mandated insurance limits. At December 31, 2011, deposits exceeded current insurance limits by approximately $5,165,000.

Intangible Assets

Intangible assets consist of issued patents and patent applications pending worldwide (see Note 5). These patents and patent applications cover the intellectual property underlying our technology. The assets are recorded at cost. The patents are being amortized on the straight line basis over their estimated useful lives of twelve to seventeen years.

Property and equipment

Property and equipment is stated at cost less accumulated depreciation.  Depreciation is provided on the straight line basis over the estimated useful lives of the assets of five years

Expenditures for repair and maintenance which do not materially extend the useful lives of property and equipment are charged to operations. When property or equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the respective accounts with the resulting gain or loss reflected in operations. Management periodically reviews the carrying value of its property and equipment for impairment.

Loss Per Share

We use ASC 260, “Earnings Per Share” for calculating the basic and diluted loss per share. We compute basic loss per share by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding. Basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share. There were 12,606,013 common share equivalents at December 31, 2011 and 9,159,371 at December 31, 2010. For the years ended December 31, 2011 and 2010, these potential shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would reduce net loss per share.

Fair value of financial instruments

Our short-term financial instruments, including cash, accounts payable and other liabilities, consist primarily of instruments without extended maturities, the fair value of which, based on management’s estimates, reasonably approximate their book value. The fair value of long term convertible notes is based on management estimates and reasonably approximates their book value after comparison to obligations with similar interest rates and maturities. The fair value of the Company’s derivative instruments is determined using option pricing models.

Fair value measurements

ASC 820 defines fair value as the amount that would be received for an asset or paid to transfer a liability (i.e., an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes the following three levels of inputs that may be used:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets and liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3: Unobservable inputs when there is little or no market data available, thereby requiring an entity to develop its own assumptions. The fair value hierarchy gives the lowest priority to Level 3 inputs.

The table below summarizes the fair values of our financial liabilities as of December 31, 2011:

	Fair Value at	Fair Value Measurement Using
	December 31, 2011	Level 1	Level 2	Level 3

Warrant derivative liability	$1,734,127	$—	$—	$1,734,127

	$1,734,127	$—	$—	$1,734,127

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (warrant derivative liability) for the years ended December 31, 2011 and 2010.

	2011	2010
Balance at beginning of year	$2,314,033	$2,290,686
Additions to derivative instruments	-	-
Change in fair value of warrant liability	(579,906)	109,654
Reclassification to equity upon exercise of warrants	-	(86,307)
Balance at end of period	$1,734,127	$2,314,033

The following is a description of the valuation methodologies used for these items:

Warrant derivative liability — these instruments consist of certain of our warrants with anti-dilution provisions. These instruments were valued using pricing models which incorporate the Company’s stock price, volatility, U.S. risk free rate, dividend rate and estimated life.

Income Taxes

We utilize ASC 740 “Income Taxes” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.

Stock-Based Compensation

We account for our stock based compensation under ASC 718 “Compensation – Stock Compensation” using the fair value based method. Under this method, compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period.  This guidance establishes standards for the accounting for transactions in which an entity exchanges it equity instruments for goods or services. It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity’s equity instruments or that may be settled by the issuance of those equity instruments.

We use the fair value method for equity instruments granted to non-employees and use the Black-Scholes model for measuring the fair value of options. The stock based fair value compensation is determined as of the date of the grant or the date at which the performance of the services is completed (measurement date) and is recognized over the vesting periods.

Recent Accounting Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC did not, or are not believed by management to, have a material impact on the Company's present or future financial statements.

CAPITAL STOCK AND STOCKHOLDER'S EQUITY	12 Months Ended
Dec. 31, 2011
CAPITAL STOCK AND STOCKHOLDER'S EQUITY

NOTE 2 - CAPITAL STOCK AND STOCKHOLDER’S EQUITY

We are authorized to issue 80,000,000 shares of common stock with a par value of $.0001 per share and 10,000,000 shares of preferred stock with a par value of $.0001 per share.

2011 Transactions:

On January 21, 2011, pursuant to a securities purchase agreement (the “Securities Purchase Agreement”), we sold 2,074,914 units resulting in gross proceeds to the Company of $3,734,840 (“Offering”).  The price per unit was $1.80.  Each unit consists of: (i) one (1) share of the Company’s common stock, par value $.0001 (“Shares”), and (ii) one half (1/2) Common Stock Purchase Warrant (“Warrant(s)”). Of these units, 339,915 were subscribed at December 31, 2010 with gross proceeds to the Company of $611,847 recorded in the December 31, 2010 financial statements as Common Stock Subscribed.

The Warrants have a term of five years and entitle the holders to purchase the Company’s common shares at a price per share of $3.30.  In the event the shares underlying the Warrants are not subject to a registration statement, the warrants may be exercised on a cashless basis after 12 months from the issuance date.   The Warrants also contain provisions providing for an adjustment in the underlying number of shares and exercise price in the event of stock splits or dividends and fundamental transactions.  The Warrants do not contain any price protection provisions.   The Warrants are callable by the Company assuming the following: (i) the Common Stock trades above $5.50 for ten (10) consecutive days; (ii) the daily average minimum volume over such ten (10) days is 15,000 or greater; and (iii) there is an effective registration statement covering the underlying shares.   The Securities Purchase Agreement also grants the investors certain piggy-back registration rights.

In connection with the Offering, we incurred placement agent and finder’s fees in the amount of $114,295 in cash and issued warrants to purchase a total of 63,498 shares at an average exercise price per share of $3.26.  Of the fees incurred, $110,695 was reinvested in the Offering on the same terms and conditions as the investors, resulting in the issuance of 61,498 units.

On February 16, 2011, pursuant to a securities purchase agreement, we sold an additional 166,691 units resulting in gross proceeds to the Company of $300,044. The units contain the same terms as the January 21, 2011 units described above. In connection with the offering, we incurred placement agent and finder’s fees in the amount of $6,403 in cash and issued warrants to purchase a total of 3,558 shares at an exercise price per share of $2.16.

On April 29, 2011, pursuant to a securities purchase agreement, we sold an additional 1,363,622 units resulting in gross proceeds of $2,249,750.  The price per unit was $1.65.  Each unit consists of: (i) one (1) share of the common stock, par value $.0001, and (ii) one half (1/2) common stock purchase warrant. The warrants have a term of five years and entitle the holders to purchase the common shares at a price per share of $3.15.  In the event the shares underlying the warrants are not subject to a registration statement, the warrants may be exercised on a cashless basis after 12 months from the issuance date.   The warrants also contain provisions providing for an adjustment in the underlying number of shares and exercise price in the event of stock splits or dividends and fundamental transactions.  The warrants do not contain any price protection provisions.   The warrants are callable assuming the following: (i) our common stock trades above $6.50 for ten (10) consecutive days; (ii) the daily average minimum volume over such ten (10) days is 15,000 or greater; and (iii) there is an effective registration statement covering the underlying shares.   We also granted the investors certain piggy-back registration rights. In connection with the offering, we incurred finder’s fees in the amount of $60,000 in cash and issued warrants to purchase a total of 36,364 shares at an exercise price per share of $3.15.  The warrants have the same terms and conditions as the investor warrants.

As a result of the offerings, the reinvestment of fees, and the issuance of placement agent and finder’s warrants, we issued a total of 3,666,725 shares and 1,936,785 common stock purchase warrants.

During March, 2011, we issued 33,334 units as payment of accrued consulting fees in the amount of $60,000. These fees had been accrued at December 31, 2010.

During March, 2011, we issued 82,500 shares of common stock and 144,000 warrants as payment of consulting fees. The warrants have an exercise price of $3.30 per share and have the same terms as the warrants issued with the offerings described above. The common shares have been valued at $144,375 based on the market price of our common stock. The warrants have been valued at $149,249, determined using the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 2.25%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 89%; and (4) an expected life of the warrants of 5 years.

On March 1, 2011, we granted 39,000 common stock options to a director. The options have an exercise price of $1.90 per share. The options will vest quarterly over one year. The options lapse if unexercised after five years.  The options have a grant date fair value of $20,416, determined using the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 0.225%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 89%; and (4) an expected life of the options of 0.625 years. During the year ended December 31, 2011 we have recorded an expense of $17,014 related to the fair value of the options that vested or are expected to vest.

During May 2011, we issued 52,500 shares of common stock and 91,000 warrants as payment of consulting fees. The warrants have an exercise price of $3.15 per share and have the same terms as the warrants issued with the offerings described above. The common shares have been valued at $100,800 based on the market price of our common stock. The warrants have been valued at $104,277, determined using the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 1.50%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 87%; and (4) an expected life of the warrants of 5 years.

During May 2011 we issued 4,211 shares of common stock, valued at $8,000, as payment for services.

On May 18, 2011, we granted a total of 80,000 common stock options to the four members of our Advisory Board. The options have an exercise price of $1.85 per share. The options vested 20,000 upon grant and the balance quarterly over the remainder of 2011. The options lapse if unexercised after five years. During the year ended December 31, 2011 we have recorded an expense of $99,692 related to the fair value of the options that vested, determined using the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 1.2%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 84%; and (4) an expected life of the options of 4.75 years.

During January 2011, we granted a total of 25,000 common stock options for legal and consulting services. The options have an exercise price of $1.90 per share. Of these options, 5,000 vested upon grant and 20,000 vested quarterly during 2011. The options and warrants lapse if unexercised after five years.  We have recorded an expense of $30,655 during the year ended December 310, 2011 related to the fair value of the options and warrants that vested, determined using the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 1.58%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 86%; and (4) an expected life of the warrants of 4.6 years.

On July 1, 2011, our compensation committee approved the 2010 Long Term Incentive Grants for our chief executive officer and chief operating officer. The 2010 Long Term Incentive Grants aggregate $510,000 and were paid via the issuance of common stock options in lieu of cash. For purposes of calculating the number of options to be issued as payment of the discretionary bonuses we utilized the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 0.375%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 87%; and (4) an expected life of the options of 2.5 years. The grant date is July 1, 2011. The aggregate number of options granted is 559,370, with a weighted average exercise price of $1.93.

During August 2011, we granted 10,000 common stock options for consulting services. The options have an exercise price of $1.82 per share. The options vested upon grant. The options lapse if unexercised after five years.  We have recorded an expense of $11,485 during the year ended December 31, 2011 related to the fair value of the options, determined using the Black-Scholes method based on the following assumptions:  (1) risk free interest rate of 1.5%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 78%; and (4) an expected life of the warrants of 5 years.

During August 2011, we granted 8,000 common stock options for consulting services. The options have an exercise price of $1.65 per share. The options vested upon grant. The options lapse if unexercised after five years.  We have recorded an expense of $8,268 during the year ended December 31, 2011 related to the fair value of the options, determined using the Black-Scholes method based on the following assumptions:  (1) risk free interest rate of 1%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 78%; and (4) an expected life of the warrants of 5 years.

During August 2011, we granted 25,000 common stock warrants for consulting services. The warrants have an exercise price of $1.94 per share. The warrants vest quarterly over one year. The warrants lapse if unexercised after five years.  We have recorded an expense of $10,537 during the year ended December 31, 2011 related to the fair value of the warrants that vested or are expected to vest, determined using the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 0.875%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 85%; and (4) an expected life of the warrants of 4.71 years.

On August 13, 2011, we granted 38,000 common stock options to a director. The options have an exercise price of $1.86 per share. The options will vest quarterly over one year. The options lapse if unexercised after five years.  The options have a grant date fair value of $17,133, determined using the Black-Scholes method based on the following assumptions:  (1) risk free interest rate of 0.1%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 78%; and (4) an expected life of the options of 0.625 years. During the year ended December 31, 2011 we have recorded an expense of $6,425 related to the fair value of the options that vested or are expected to vest.

During September 2011 we issued 13,684 shares of common stock, valued at $26,000, as payment for services.

During December 2011, we granted a total of 195,000 common stock options and 190,000 common stock warrants for professional, legal and consulting services. The options and warrants have an exercise price of $2.03 per share. Of these options and warrants, 365,000 vested upon grant and 20,000 vests quarterly during 2012. The options and warrants lapse if unexercised after five years.  We have recorded an expense of $493,376 related to the fair value of the options and warrants that vested or are expected to vest, determined using the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 0.875%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 85%; and (4) an expected life of the options and warrants of 5 years.

During December, 2011, we granted a total of 80,000 common stock options to the four members of our Advisory Board. The options have an exercise price of $2.03 per share. The options vest quarterly over 2012. The options lapse if unexercised after five years. During the year ended December 31, 2011 we have recorded an expense of $1,154 related to the fair value of the options expected to vest, determined using the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 0.875%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 85%; and (4) an expected life of the options of 5 years.

On December 28, 2011, our compensation committee approved the 2011 Long Term Incentive Grants for our chief executive officer and chief operating officer. The 2011 Long Term Incentive Grants aggregate $570,000 and were paid on January 2, 2012 via the issuance of common stock options in lieu of cash. For purposes of calculating the number of options to be issued as payment of the discretionary bonuses, we utilized the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 0.1875%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 77%; and (4) an expected life of the options of 2.5 years. The grant date is January 2, 2012. The aggregate number of options granted is 637,740, with a weighted average exercise price of $2.12. The options lapse if unexercised after seven years.

On December 28, 2011, our compensation committee approved the 2011 Bonuses for our chief executive officer and chief operating officer. The 2011 Bonuses aggregate $208,260 of which $104,130 was paid in cash in December and $104,130 was paid on January 2, 2012 via the issuance of common stock options in lieu of cash. For purposes of calculating the number of options to be issued as payment of the discretionary bonuses, we utilized the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 0.1875%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 77%; and (4) an expected life of the options of 2.5 years. The grant date is January 2, 2012. The aggregate number of options granted is 116,918, with a weighted average exercise price of $2.13. The options lapse if unexercised after seven years.

During the year ended December 31, 2011 we have recorded an expense of $75,578 related to the fair value of the options granted to our chief executive officer and chief operating officer in prior years that vested or are expected to vest.

During the year ended December 31, 2011 we have recorded an expense of $26,010 related to the fair value of the options granted to directors and consultants in prior years that vested.

2010 Transactions:

During January and March 2010, we entered into securities purchase agreements with a number of accredited investors.  Pursuant to the terms of the agreements, we sold 533,407 units resulting in gross proceeds of approximately $880,000.  The price per unit was $1.65.  Each unit consists of: (i) one share of common stock; and (ii) one half common stock purchase warrant.  The warrants have a term of five years and allow the investors to purchase our common shares at a price per share of $3.10.  The warrants also contain anti-dilution protection in the event of stock splits, stock dividends and other similar transactions. We incurred placement agent fees of $73,790 in connection with the transaction. We also issued a total of 42,673 additional common stock purchase warrants as compensation.  The warrants have the same terms as the investor warrants except that 12,160 warrants have an exercise price of $2.20 and 30,513 warrants have an exercise price of $2.94.

During May 2010, we entered into securities purchase agreements with a number of accredited investors.  Pursuant to the terms of the agreements, we sold 1,347,500 units resulting in gross proceeds of $2,695,000.  The price per unit was $2.00.  Each unit consists of: (i) one share of common stock; and (ii) one half common stock purchase warrant.  The warrants have a term of five years and allow the investors to purchase our common shares at a price per share of $3.50.  The warrants also contain anti-dilution protection in the event of stock splits, stock dividends and other similar transactions. We incurred placement agent and escrow fees of $39,500 in connection with the transaction. We issued an additional 43,632 units as payment of $87,264 of consulting fees. We also issued a total of 18,000 additional common stock purchase warrants as compensation.  The warrants have the same terms as the investor warrants.

During December 2010 we entered into securities purchase agreements with a number of accredited investors.  Pursuant to the terms of the agreements, we received $611,847 in proceeds from the subscriptions for 339,915 units.  The price per unit was $1.80.  Each unit consists of: (i) one share of common stock; and (ii) one half common stock purchase warrant.  The warrants have a term of five years and allow the investors to purchase our common shares at a price per share of $3.30.  The warrants also contain anti-dilution protection in the event of stock splits, stock dividends and other similar transactions.

During the third quarter of 2010 we issued 8,000 shares of common stock, valued at $18,000, for the acquisition of two patents and we issued 12,000 shares of common stock, valued at $28,800, as payment for a license.

During 2010, we issued 150,001 shares of common stock upon exercise of an equivalent number of options and warrants and received cash proceeds of $125,001.

As a result of the exercise of 50,001 of the warrants, we have reclassified $86,307 of our warrant derivative liability to paid in capital.

During February and March 2010, we granted a total of 77,000 common stock options to two directors. The options have a weighted average exercise price of $2.30 per share. The options will vest quarterly over one year. The options lapse if unexercised after five years.  The options have an aggregate grant date fair value of $54,079, determined using the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 0.245%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 99%; and (4) an expected life of the options of 0.625 years.

During the year ended December 31, 2010 we have recorded an expense of $49,308 related to the fair value of the options that vested or are expected to vest.

On August 14, 2010, we granted a total of 63,000 common stock options to a director. The options have an exercise price of $2.00 per share. Of these options, 25,000 vested upon grant and the balance will vest quarterly over one year. The options lapse if unexercised after five years.  The options have an aggregate grant date fair value of $26,974, determined using the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 0.193%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 88%; and (4) an expected life of the options of 0.38 years. During the year ended December 31, 2010 we have recorded an expense of $16,805 related to the fair value of the options that vested or are expected to vest.

During the year ended December 31, 2010 we have recorded an expense of $294,645 related to the fair value of the 2009 options granted to our chief executive officer and chief operating officer that vested or are expected to vest.

During the year ended December 31, 2010, we have recorded an expense of $145,926 related to the fair value of options granted to members of our Scientific Advisory Board that vested during that period.

During May and June 2010, we granted a total of 291,425 common stock warrants to consultants. The warrants have a weighted average exercise price of $1.99 per share. The warrants vested upon grant. The warrants lapse if unexercised after five years.  We have recorded an expense of $389,275, determined using the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 0.625%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 100%; and (4) an expected life of the warrants of 2 years.

During December 2010, we granted a total of 157,500 common stock options and 40,000 common stock warrants for professional, legal and consulting services. The options and warrants have a weighted average exercise price of $2.00 per share. Of these options and warrants, 185,500 vested upon grant and 10,000 vests quarterly during 2011. The options and warrants lapse if unexercised after five years.  We have recorded an expense of $269,491 related to the fair value of the options and warrants that vested or are expected to vest, determined using the Black-Scholes method based on the following weighted average assumptions:  (1) risk free interest rate of 2.125%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 93%; and (4) an expected life of the options and warrants of 5 years.

During May 2010 we issued an aggregate of 43,479 shares of common stock to our chief executive officer and chief operating officer as payment of discretionary bonuses aggregating $100,000. For purposes of calculating the number of shares to be issued as payment of the discretionary bonuses, the grant date is May 14, 2010.

CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
CONVERTIBLE NOTES PAYABLE

NOTE 3 -CONVERTIBLE NOTES PAYABLE

We have executed five convertible notes with our president and chief executive officer pursuant to which we have borrowed an aggregate of $155,000 ($105,000 principal balance outstanding at December 31, 2011). The notes bear an interest rate of 4.2% and matured at various dates through December 6, 2011. Accrued interest at December 31, 2011 and 2010 was $16,927 and $12,517, respectively. The notes and accrued interest are convertible, at the option of the holder, into shares of our common stock at a conversion price of $0.50 per share.

DERIVATIVE LIABILITY	12 Months Ended
Dec. 31, 2011
DERIVATIVE LIABILITY

NOTE 4 – DERIVATIVE LIABILITY

The Company has assessed its outstanding equity-linked financial instruments and has concluded that certain of its warrants issued during 2008 and 2009 are subject to derivative accounting, as a result of certain anti-dilution provisions contained in the warrants. The fair value of these warrants is classified as a liability in the financial statements with the change in fair value during the periods presented recorded in the statement of operations.

At December 31, 2011, we recalculated the fair value of our warrants subject to derivative accounting and have determined that their fair value at December 31, 2011 is $1,734,127. The value of the warrants was determined using the Black-Scholes method based on the following assumptions:  (1) risk free interest rate of 0.115%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 71%; and (4) an expected life of the warrants of 1.5 years. We have recorded income of $579,906 during the year ended December 31, 2011 related to the change in fair value during that period.

During the three months ended March 31, 2010, 33,334 of our warrants subject to derivative accounting were exercised into common stock. We have recorded an expense of $21,119 at the date of exercise related to the change in fair value from January 1, 2010 to the date of exercise. As a result of the exercise of the warrants, we have reclassified $58,791 of our warrant derivative liability to paid in capital.

During the three months ended June 30, 2010, 16,667 of our warrants subject to derivative accounting were exercised into common stock. We have recorded a credit of $3,044 at the date of exercise related to the change in fair value from April 1, 2010 to the date of exercise. As a result of the exercise of the warrants, we have reclassified $27,516 of our warrant derivative liability to paid in capital.

At December 31, 2010, we recalculated the fair value of our remaining warrants subject to derivative accounting and have determined that their fair value at December 31, 2010 was $2,314,033. The value of the warrants was determined using the Black-Scholes method based on the following assumptions:  (1) risk free interest rate of 0.625%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 93%; and (4) an expected life of the warrants of 2 years. We have recorded an expense of $91,579 during the year ended December31, 2010 related to the change in fair value during that period.

INTELLECTUAL PROPERTY	12 Months Ended
Dec. 31, 2011
INTELLECTUAL PROPERTY

NOTE 5 – INTELLECTUAL PROPERTY

We have acquired rights in know-how, pre-clinical data, development data and related patent portfolios for a series of technologies that relate to targeted, potentially curative treatments for a variety of human cancers. We currently are the exclusive licensee of issued patents and patent applications. The initial owner of the intellectual property, John Hopkins University, assigned the patent rights to the underlying technology to our co-founders (the “Assignee Co-Founders”) in return 10% of the revenue they received in exchange for licensing the technology.  In exchange for the assumption of future patent fees and costs, and patent attorney fees and costs, associated with all of the assigned technology, the Assignee Co-Founders entered into world-wide, exclusive option agreements with us. In April 2008, GenSpera reimbursed approximately $122,778 in previously-paid patent costs, fees and expenses to John Hopkins University, and in April 2011 the Assignee Co-Founders exclusively licensed to GenSpera all of their right, title and interest in and to the intellectual property.  By virtue of these previous payments and the exclusive license, GenSpera has no further financial obligations to the Assignee Co-Founders or to John Hopkins University with regard to the licensed intellectual property. These reimbursement costs were required to be paid by the Assignee Co-Founders to Johns Hopkins University. As part of our agreements with the Assignee Co-Founders, we have provided these reimbursement costs directly to the Assignee Co-Founders specifically for reimbursement to Johns Hopkins University. Because these payments have been made by us to the Assignee Co-Founders, this may trigger a taxable event such that the Assignee Co-Founders may be required to pay Federal and state taxes (if any) based upon our payment of the reimbursement costs to the Assignee Co-Founders. Therefore, as part of our agreements with the Assignee Co-Founders, we have further provided additional funds to cover applicable Federal and state taxes (if any) associated with the reimbursement payments. Under our agreement with the Assignee Co-Founders, we will not be required to make any other future payments, including fees, milestone or royalty fees, to either Johns Hopkins University or the Assignee Co-Founders.

On March 10, 2008, we paid an aggregate of $184,167 to acquire rights in the issued patents and patent applications described above. Additionally, during the third quarter of 2010 we issued 8,000 shares of common stock, valued at $18,000, for the acquisition of rights in two patents.

Amortization expense recorded during the years ended December 31, 2011 and 2010 was $16,994 and $16,171, respectively.

Amortization expense for each on the next five fiscal years is estimated to be $16,995 per year.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2011	December 31, 2010
Office equipment	$15,833	$15,833
Accumulated depreciation	(7,042)	(3,874)
Carrying value	$8,791	$11,959

Depreciation expense was $3,168 and $3,166 for the years ended December 31, 2011 and 2010, respectively.

STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2011
STOCK OPTIONS AND WARRANTS

NOTE 7- STOCK OPTIONS AND WARRANTS

Deferred Compensation Plan

In July of 2011, we adopted Executive Deferred Compensation Plan (the “Deferred Plan”). The Deferred Plan is intended to comply with the requirements of Section 409A of the Internal Revenue Code of 1986, as amended (the “Code”). The Deferred Plan is intended to be an unfunded “top hat” plan which is maintained primarily to provide deferred compensation benefits for a select group of our “management or highly compensated employees” within the meaning of Sections 201, 301, and 401 of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and to therefore be exempt from the provisions of Parts 2, 3, and 4 of Title I of ERISA. The Deferred Plan is intended to help build a supplemental source of savings and retirement income through pre-tax deferrals of eligible compensation, which may include cash, option and stock bonus awards, discretionary cash, option and stock awards and/or any other payments which may be designated by the Deferred Plan administrator, as eligible, for deferral under the Deferred Plan from time to time. As administered, the Deferred Plan is used to defer compensation of stock awards granted under our other equity compensation plans and does not by its terms approve any grants or awards.

GenSpera 2009 Executive Compensation Plan

Our 2009 Executive Compensation Plan (“2009 Plan”) is administered by our Board or any of its committee. The purpose of our 2009 Plan is to advance the interests of GenSpera and our stockholders by attracting, retaining and rewarding persons performing services for us and to motivate such persons to contribute to our growth and profitability.  The issuance of awards under our 2009 Plan is at the discretion of the administrator, which has the authority to determine the persons to whom any awards shall be granted and the terms, conditions and restrictions applicable to any award. Under our 2009 Plan, we may grant stock options, restricted stock, stock appreciation rights, restricted stock units, performance units, performance shares and other stock based awards. Our 2009 Plan authorizes the issuance of up to 1,775,000 shares of our common stock for the foregoing awards.

GenSpera 2007 Equity Compensation Plan

Our 2007 Plan is administered by a committee of non-employee directors who are appointed by our board of directors (“Committee”). The purpose of our 2007 Plan is to advance the interests of GenSpera and our stockholders by attracting, retaining and rewarding persons performing services for us and to motivate such persons to contribute to our growth and profitability.

Under our 2007 Plan, we may grant stock options and restricted stock to employees, directors and consultants. Our 2007 Plan authorizes the issuance of up to 1,500,000 shares of our common stock per year for the foregoing awards. The exercise price of Nonqualified Stock Options shall not be less than 85% of the fair market value per share on the date of grant. The exercise price per share for Incentive Stock Option grants must be no less than 100% of the fair market value per share on the date of grant. The exercise price per share for an incentive stock option grant to an employee who, at the time of grant, owns stock representing more than 10% of the voting power of all classes of stock of GenSpera or any parent or subsidiary, must be no less than 110% of the fair market value per share on the date of grant.

Generally, the option exercise price may be paid in cash, by check, by cashless exercise, by net exercise or by tender or attestation of ownership of shares having a fair market value not less than the exercise price and that either (A) have been owned by the optionee for more than six months and not used for another exercise by tender or attestation, or (B) were not acquired, directly or indirectly, from us.

At the time an award is granted, the Committee must fix the period within which the award may be exercised and determine any conditions that must be satisfied before the award may be exercised. Notwithstanding, options shall vest over a period of not more than five years and at a rate of not less than 20% per year. The Committee may accelerate the exercisability of any or all outstanding options at any time for any reason. The maximum term of an option granted under our 2007 Plan is ten years.

Our 2007 Plan provides that in the event of our merger with or into another corporation, the sale of substantially all of our assets, or the sale or exchange of more than 50% of our voting stock, each outstanding award shall be assumed or an equivalent award substituted by the surviving, continuing, successor or purchasing corporation or a parent thereof. The Committee may also deem an award assumed if the award confers the right to the award-holder to receive, for each share of stock subject to an award immediately prior to the change in control, the consideration that a stockholder is entitled on the effective date of the change in control. Upon a change in control, all outstanding options shall automatically accelerate and become fully exercisable and all restrictions and conditions on all outstanding restricted stock grants shall immediately lapse.

The Committee may at any time amend, suspend or terminate our 2007 Plan. Notwithstanding the forgoing, the Committee shall not amend the Plan without shareholder approval if such approval is required by section 422 of the Internal Revenue Code or section 162(m) therein.

Transactions involving our stock options are summarized as follows:

	2011		2010
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding at beginning of the period	2,612,500	$1.47	2,415,000	$1.35
Granted during the period	1,034,370	1.94	297,500	2.08
Exercised during the period	—	—	(100,000)	0.50
Terminated during the period	—	—	—	—
Outstanding at end of the period	3,646,870	$1.60	2,612,500	$1.47
Exercisable at end of the period	2,896,120	$1.59	1,952,750	$1.42

At December 31, 2011 employee options outstanding totaled 2,766,370 with a weighted average exercise price of $1.61. At December 31, 2011 these options had an intrinsic value of $1,129,242 and a weighted average remaining contractual term of 5.1 years. Of these options, 2,115,620 are exercisable at December 31, 2011, with an intrinsic value of $864,020 and a remaining weighted average contractual term of 5.2 years. Compensation cost related to the unvested employee options not yet recognized is $113,898 at December 31, 2011. We have estimated that $113,898 will be recognized during 2012.

The weighted average remaining life of the options is 5.0 years.

Transactions involving our stock warrants are summarized as follows:

	2011		2010
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding at beginning of the period	6,311,837	$2.11	5,007,470	$1.86
Granted during the period	2,403,452	3.13	1,354,368	3.03
Exercised during the period	—	—	(50,001)	1.50
Terminated during the period	—	—	—	—
Outstanding at end of the period	8,715,289	$2.39	6,311,837	$2.11
Exercisable at end of the period	8,696,539	$2.39	6,311,837	$2.11

The weighted average remaining life of the warrants is 2.8 years.

The number and weighted average exercise prices of our options and warrants outstanding as of December 31, 2011 are as follows:

Range of Exercise Prices	Remaining Number Outstanding	Weighted Average Contractual Life (Years)	Weighted Average Exercise Price
$0.50 - $1.00	1,559,000	2.6	$0.83
$1.50 - $2.00	5,085,243	3.3	$1.60
$2.01 - $3.00	2,504,127	3.5	$2.67
$3.10 - $3.50	3,213,789	3.9	$3.29

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

NOTE 8 - INCOME TAXES

We utilize ASC 740 “Income Taxes”, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes are insignificant.

Net operating losses for tax purposes of approximately $11,392,000 at December 31, 2011 are available or carryover. The net operating losses will expire from 2013 through 2031. We have provided a 100% valuation allowance for the deferred tax benefits resulting from the net operating loss carryover and our tax credits due to our limited operating history. In addressing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences are deductible. The valuation allowance increased by $1,248,000 and $1,064,000 during the years ended December 31, 2011 and 2010, respectively. A reconciliation of the statutory Federal income tax rate and the effective income tax rate for the years ended December 31, 2011 and 2010 follows.

Significant components of deferred tax assets and liabilities are as follows:

	2011	2010

Deferred tax assets:
Net operating loss carryover	3,873,000	$2,738,000
Tax credits	328,000	215,000
Valuation allowance	(4,201,000)	(2,953,000)

Net deferred tax assets	$-	$-

Statutory federal income tax rate	-34%	-34%
State income taxes, net of federal taxes	-0%	-0%
Non-deductible items	8%	10%
Tax credits	2%	2%
Valuation allowance	24%	22%

Effective income tax rate	0%	0%

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

NOTE 9 - COMMITMENTS AND CONTINGENCIES

(a)	Operating Leases

The Company lease executive offices under an operating lease with lease term which expires on September 15, 2012.  The following is a schedule of the future minimum lease payments required under the operating lease that has an initial non-cancelable lease term in excess of one year:

Fiscal year ending December 31,	Minimum Lease Commitments
2012	13,080

Rent expense for office space amounted to $19,404 and $17,743 for the years ended December 31, 2011 and 2010, respectively.

(b)	Employment Agreements

On September 2, 2009, we entered into two employment agreements with the Chief Executive Officer and Chief Operating Officer.  The employment agreements contain severance provision and indemnification clauses.  The indemnification agreement provides for the indemnification and defense of the executive officers, in the event of litigation, to the fullest extent permitted by law.  We also adopted the form of indemnification agreement for use with all other executive officers, employees and directors.

As part of the agreements, the executives shall be entitled to the following:

	Chief Executive Officer	Chief Operating Officer
Terminated without cause	$1062,000	$460,500
Terminated, change of control without good reason	1,527,000	-
Terminated for cause, death, disability and by executive without good reason	330,000	289,000

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS	NOTE 10 – SUBSEQUENT EVENTS During 2012 we issued 250,001 share of common stock upon the exercise of an equivalent number of options and warrants. We received proceeds of approximately $355,000.